Revenue (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of revenue
Revenue consists of the following:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Sale of products
- Sale of vehicles	US$	28,368.2	Rs.	2,073,997.4	Rs.	2,239,112.2	Rs.	2,656,261.2
- Sale of spare parts		3,339.9		244,181.9		240,994.7		240,405.0
- Sale of miscellaneous products		1,364.6		99,764.5		92,686.9		114,449.7
Sale of Services		461.6		33,747.3		33,841.4		28,091.7

Total revenue from contract with customers	US$	33,534.3	Rs.	2,451,691.1	Rs.	2,606,635.2	Rs.	3,039,207.6

Realised revenue hedges		(144.2)		(10,540.1)		(50,511.8)		(79,540.7)

Revenues	US$	33,390.1	Rs.	2,441,151.0	Rs.	2,556,123.4	Rs.	2,959,666.9